PUBLIC OFFERING (Details) - $ / shares		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 24, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock (in shares)		1,216,612	59,033	1,723,319	72,317		164,886	122,560
Exercise price of warrants		$ 1.61		$ 1.61		$ 1.61	$ 1.61
Initial Public Offering | LifeSci Acquisition II Corp
Subsidiary, Sale of Stock [Line Items]
Number of units sold	8,009,041
Issuance of common stock (in shares)	8,009,041
Purchase price, per share	$ 10.00
Over-allotment option | LifeSci Acquisition II Corp
Subsidiary, Sale of Stock [Line Items]
Number of units sold	509,041
Issuance of common stock (in shares)	509,041					509,041
Purchase price, per share	$ 10.00	$ 10.00		$ 10.00		$ 10.00